Subordinated Debentures - Schedule of Net of Holdings in Debentures (Detail) - Fixed interest rate [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	[1]	$ 7,833	$ 9,693
June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		June 2025
Interest rate		8.90%
Description of Term	[2]	Redeemable at any time.
Carrying value	[1]	$ 251	252
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	December 2025
Interest rate		4.50%
Description of Term	[2]	U.S.$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Carrying value	[1]	$ 1,740	1,714
January 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	January 2029
Interest rate		3.89%
Description of Term	[2]	$1,750 million. On January 18, 2024, the Bank redeemed these notes at 100% of their principal amount plus accrued and unpaid interest.
Carrying value	[1]		1,752
July 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	July 2029
Interest rate		2.836%
Description of Term	[2]	$1,500 million. On July 3, 2024, the Bank redeemed these notes at 100% of their principal amount plus accrued and unpaid interest.
Carrying value	[1]		1,339
May 2037 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	May 2037
Interest rate		4.588%
Description of Term	[2]	U.S.$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%.
Carrying value	[1]	$ 1,704	1,676
May 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	May 2032
Interest rate		3.934%
Description of Term	[2]	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.
Carrying value	[1]	$ 1,713	1,587
December 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	December 2032
Interest rate		1.80%
Description of Term	[2]	JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.
Carrying value	[1]	$ 301	301
August 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	August 2033
Interest rate		5.679%
Description of Term	[2]	Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.
Carrying value	[1]	$ 1,016	962
December 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	December 2033
Interest rate		1.83%
Description of Term	[2]	JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.
Carrying value	[1]	$ 110	$ 110
August 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	August 2034
Interest rate		4.959%
Description of Term	[2]	Redeemable on or after August 1, 2029. After August 1, 2029, interest will be payable at Daily Compounded CORRA plus 1.55%.
Carrying value	[1]	$ 998

[1]	The carrying value of subordinated debentures may differ from par value due to the impact of fair value hedges used for managing interest rate risk and subordinated debentures held for market-making purposes.
[2]	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
[3]	These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price and, where applicable, subject to translation at foreign exchange rates in effect at the time of conversion. The conversion price is based on the greater of: (i) a floor price of $5.00 (subject to adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day weighted average).